Acquisitions (Details Narrative) (10-K) - USD ($)			3 Months Ended		12 Months Ended
	Oct. 10, 2019	Aug. 22, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	May 24, 2018
Purchase equipment			$ 57,893	$ 121,132	$ 1,161,625	$ 252,645
Goodwill			656,348		656,348
Cash payment					35,116
Sales revenue			$ 1,435,054	$ 1,184,374	$ 4,959,005	6,022,669
Equity ownership percentage					50.00%
Loss on sale of business						(456,169)
Restaurant Sales [Member]
Sales revenue					3,466,553	3,869,758
CTI [Member]
Loss on sale of business						$ 456,169
Stock Purchase Agreement [Member] | CTI [Member]
Equity ownership percentage							70.00%
Total purchase price share							$ 1.00
Midtown Acquisition [Member]
Purchase price		$ 121,464
Purchase equipment		35,116
Goodwill		86,348
Cash payment		35,000
Assumed liability		$ 86,000
Midtown Acquisition [Member] | Restaurant Sales [Member]
Sales revenue					299,000
Bronx Acquisition [Member]
Purchase price	$ 600,000
Purchase equipment	30,000
Goodwill	570,000
Cash payment	300,000
Assumed liability	$ 300,000
Promissory note term	5 years
Promissory note interest percentage	8.00%
Bronx Acquisition [Member] | Restuarant Net Sales [Member]
Sales revenue					$ 223,000